NYSE Euronext

11008757

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

December 22, 2011

CERT NYS
File No. 001-35388

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Prosperity Bancshares, Inc., Common Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2011. Tentative listing date – December 28, 2011.

Sincerely,